UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2009 (Unaudited)
Perritt Emerging Opportunities Fund

Shares					Value
	COMMON STOCKS - 96.15%
	Aerospace & Defense - 0.18%
470,000	OSI Geospatial, Inc. (a)				$61,100
	Air Transport - 0.94%
34,600	AeroCentury Corp. (a)				313,130
	Auto Components - 0.91%
100,000	SORL Auto Parts, Inc. (a)				157,000
69,900	Wonder Auto Technology, Inc. (a)				147,489
					304,489
	Biotechnology - 0.35%
195,000	Commonwealth Biotechnologies, Inc. (a)				57,515
209,000	Isoray, Inc. (a)				58,520
					116,035
	Building Materials - 1.41%
50,000	MFRI, Inc. (a)				246,000
140,000	U.S. Home Systems, Inc. (a)				225,400
					471,400
	Business Services - 5.17%
73,500	Acorn Energy, Inc. (a)				177,135
1,600,654	BrandPartners Group, Inc. (a)				40,016
122,500	Fortune Industries, Inc. (a)				51,450
80,000	GP Strategies Corporation (a)				312,800
639,000	Newtek Business Services, Inc. (a)				162,945
70,000	PacificNet, Inc. (a)				2,590
110,700	Perceptron, Inc. (a)				376,380
122,855	Questar Assessment, Inc. (a)				19,657
70,000	RCM Technologies, Inc. (a)				84,350
40,000	Rentrak Corporation (a)				496,000
					1,723,323
	Chemicals and Related Products - 2.31%
100,000	Flexible Solutions International, Inc. (Acquired 04/13/05, Cost $375,000) (a)(b)				210,000
98,500	Flexible Solutions International, Inc. (a)				206,850
40,000	KMG Chemicals, Inc.				208,000
244,400	TOR Minerals International, Inc. (a)				146,640
					771,490
	Commercial Banks - 0.89%
82,800	Pacific Premier Bancorp (a)				298,080
	Communications Equipment - 0.12%
294,800	Livewire Mobile, Inc. (a)(b)				41,272
	Computers & Electronics - 8.46%
200,000	ADDvantage Technologies Group, Inc. (a)				368,000
310,000	American Technology Corp. (a)				235,600
80,256	Astrata Group, Inc. (Acquired 4/26/05 and 1/29/07 , Cost $210,000) (a)(b)				12,841
279,744	Astrata Group, Inc. (a)				44,759
77,000	Astro-Med, Inc.				538,230
53,330	CyberOptics Corp. (a)				299,181
118,092	Napco Security Systems, Inc. (a)				133,444
35,000	Rimage Corp. (a)				458,850
49,500	Socket Mobile, Inc. (a)				148,995
55,000	Spectrum Control, Inc. (a)				398,200
27,000	Williams Controls, Inc. (a)				184,950
					2,823,050
	Consumer Products - Distributing - 2.33%
424,800	China 3C Group (a)				339,415
165,000	KSW, Inc.				438,900
					778,315
	Consumer Products - Manufacturing - 6.86%
515,000	Charles & Colvard Ltd. (a)				133,900
660,500	Emerson Radio Corp. (a)				343,460
56,700	Flexsteel Industries, Inc.				441,693
301,000	Hauppauge Digital, Inc. (a)				409,360
140,000	International Absorbents, Inc. (a)				368,200
78,000	Motorcar Parts of America, Inc. (a)				358,800
330,000	Proliance International, Inc. (a)				168,300
41,000	Tandy Brands Accessories, Inc.				63,550
					2,287,263
	Electronic Equipment & Instruments - 8.20%
155,729	Allied Motion Technologies, Inc. (a)				314,573
33,900	Espey Manufacturing & Electronics Corp.				572,232
46,900	Frequency Electronics, Inc. (a)				147,735
300,000	Iteris, Inc. (a)				420,000
26,700	LOUD Technologies, Inc. (a)				6,141
125,000	Magnetek, Inc. (a)				250,000
47,000	O.I. Corporation				435,220
60,946	Schmitt Industries, Inc. (a)				255,973
205,000	Universal Power Group, Inc. (a)				336,200
					2,738,074
	Energy & Related Services - 0.85%
131,046	China Solar & Clean Energy Solutions, Inc. (a)				74,696
58,000	Mitcham Industries, Inc. (a)				209,960
					284,656
	Environmental Services - 3.70%
36,400	Metalico, Inc. (a)				89,180
553,000	PDG Environmental, Inc. (a)				71,890
370,000	Perma-Fix Environmental Services (a)				473,600
573,000	TurboSonic Technologies, Inc. (a)				234,930
100,000	Versar, Inc. (a)				365,000
					1,234,600
	Financial Services - 1.66%
73,000	B of I Holding, Inc. (a)				328,500
74,500	Hennessy Advisors, Inc.				223,500
					552,000
	Food - 3.33%
322,000	Armanino Foods Distinction, Inc.				115,920
48,500	John B. Sanfilippo & Son, Inc. (a)				266,750
70,000	Monterey Gourmet Foods, Inc. (a)				56,000
751,500	New Dragon Asia Corp. (a)				135,270
75,000	Overhill Farms, Inc. (a)				345,000
80,000	Willamette Valley Vineyard, Inc. (a)				192,000
					1,110,940
	Insurance - 0.76%
91,400	CRM Holdings Ltd. (a)				106,938
1,000,000	Penn Treaty American Corp. (a)				145,000
					251,938
	Leisure - 3.73%
100,000	Century Casinos, Inc. (a)				165,000
195,000	Cybex International, Inc. (a)				352,950
187,000	Envoy Capital Group, Inc. (a)				266,475
177,000	Full House Resorts, Inc. (a)				191,160
2,700,000	IA Global, Inc. (a)				162,000
128,700	Silverleaf Resorts, Inc. (a)				105,534
					1,243,119
	Management Consulting Services - 0.38%
311,000	Management Network Group, Inc. (a)				127,510
	Medical Supplies & Services - 12.51%
1,032,500	AdvanSource Biomaterials Corporation (a)				330,400
85,059	Allied Healthcare Products, Inc. (a)				364,903
578,000	American Bio Medica Corp. (a)				124,270
58,000	American Medical Alert Corporation (a)				231,420
42,900	Birner Dental Management Services, Inc.				480,480
120,000	Carriage Services, Inc. (a)				265,200
96,500	Health Fitness Corp. (a)				194,930
500,000	HearUSA, Inc. (a)				360,000
542,181	Hooper Holmes, Inc. (a)				124,702
262,000	Implant Sciences Corp. (a)				41,920
126,203	IRIDEX Corporation (a)				88,342
42,050	National Dentex Corporation (a)				163,995
170,000	NovaMed, Inc. (a)				503,200
660,000	Ophthalmic Imaging Systems, Inc. (a)				174,900
270,000	PHC, Inc. (a)				321,300
62,000	Rockwell Medical Technologies, Inc. (a)				220,720
71,000	Zareba Systems, Inc. (a)				183,890
					4,174,572
	Minerals and Resources - 2.00%
1,005,000	Golden Odyssey Mining, Inc. (a)				40,978
89,500	New Gold, Inc. (a)				188,845
197,000	Vista Gold Corp. (a)				437,340
					667,163
	Motion Pictures - 0.51%
118,000	Ballantyne Omaha, Inc. (a)				171,100
	Oil & Gas - 4.08%
345,000	Boots & Coots International Well Control, Inc. (a)				355,350
66,500	CE Franklin Ltd. (a)				236,740
449,479	Far East Energy Corp. (Acquired 12/31/04 and 10/31/05, Cost $275,000) (a)(b)				86,300
275,000	Gasco Energy, Inc. (a)				115,500
315,000	Magellan Petroleum Corp. (a)				192,150
337,500	Petro Resources Corp. (a)				108,000
152,500	Teton Energy Corp. (a)				144,875
53,700	TGC Industries, Inc. (a)				122,436
					1,361,351
	Pharmaceuticals - 0.13%
232,571	Zila, Inc. (a)				43,700
	Retail - 3.26%
74,200	GTSI Corp. (a)				400,309
87,195	Hastings Entertainment, Inc. (a)				222,347
106,500	Man Sang Holdings, Inc. (a)				157,620
38,000	Sport Supply Group, Inc.				306,280
					1,086,556
	Road & Rail - 0.82%
150,000	Covenant Transport, Inc. (a)				273,000
	Semiconductor Related Products - 5.30%
175,000	8x8, Inc. (a)				105,000
100,000	AXT, Inc. (a)				139,000
200,000	California Micro Devices Corp. (a)				428,000
258,900	FSI International, Inc. (a)				99,677
150,000	Ramtron International Corp. (a)				255,000
126,200	Sparton Corporation (a)				235,994
130,000	White Electric Designs Corp. (a)				505,700
					1,768,371
	Software - 6.95%
97,000	American Software, Inc. - Class A				402,550
255,000	ARI Network Services, Inc. (a)				216,750
168,000	BSQUARE Corp. (a)				418,320
115,000	Clicksoftware Technologies Ltd. (a)				250,700
431,740	CTI Group Holdings, Inc. (a)				51,809
300,000	Evolving Systems, Inc. (a)				309,000
115,000	Global Med Technologies, Inc. (a)				66,700
840,000	Stockhouse, Inc. (a)				70,560
35,000	Versant Corp. (a)				532,000
					2,318,389
	Specialty Manufacturing - 6.70%
98,000	Baldwin Technology Company, Inc. - Class A (a)				112,700
37,041	Core Molding Technologies, Inc. (a)				77,416
356,200	Electric & Gas Technology, Inc. (a)				3,028
23,500	Friedman Industries, Inc.				131,600
12,000	Hurco Companies, Inc. (a)				170,160
20,000	LMI Aerospace, Inc. (a)				225,800
133,700	Manitek International, Inc. (a)				141,722
34,800	Nobility Homes, Inc.				264,828
188,496	North American Galvanizing & Coatings, Inc. (a)				704,975
246,500	RF Monolithics, Inc. (a)				170,085
16,000	Universal Stainless & Alloy Products, Inc. (a)				232,000
					2,234,314
	Telecommunications - 1.35%
40,000	Globecomm Systems, Inc. (a)				205,200
35,000	Micronetics, Inc. (a)				112,875
174,800	RELM Wireless Corporation (a)				132,848
					450,923
	TOTAL COMMON STOCKS (Cost $81,638,892)				$32,081,223

Contracts	WARRANTS - 0.00%				Value
60,000	Astrata Warrants (Acquired 04/26/2005, Cost $0)
	Expiration: 04/15/2010, Exercise Price: $3.50 (b)				$—
100,000	Flexible Solutions International, Inc. (Acquired 04/13/2008, Cost $0)
	Expiration: 04/08/2009, Exercise Price: $4.50 (b)				—
	TOTAL WARRANTS (Cost $0)				$—
Principal
Amount					Value
	FIXED INCOME SECURITIES - 0.75%
	Real Estate Investment Trusts - 0.75%
$ 250,000	Monmouth Capital Corporation (Acquired 05/30/05, Cost $250,000)
	8.000%, 03/30/2015 (b)				$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)				$250,000

	Total Investments (Cost $81,888,892) - 96.90%				$32,331,223
	Other Assets in Excess of Liabilities - 3.10%				1,033,092
	TOTAL NET ASSETS - 100.00%				$33,364,315

	Percentages are stated as a percent of net assets.

	(a)	Non Income Producing.
	(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities
	may be sold in transactions exempt from registration, normally to qualified
	institutional buyers. At January 31, 2009, the value of restricted securities amounted
	to $559,141or 1.68% of Net Assets.

	The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments		$81,888,892

	Gross unrealized appreciation		791,897
	Gross unrealized depreciation		(50,349,566)
	Net unrealized appreciation		$(49,557,669)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair
	Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157
	establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to
	readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements)
	and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not
	readily available or reliable.

	The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried
	at value. The inputs of methology used for valuing securities may not be an indication of the risk
	associated with investing in those securities.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities	$ 32,081,223	$ 250,000	$ —	$ 32,331,223

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)        /s/ Michael J. Corbett
Michael J. Corbett, President

Date          3/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael J. Corbett
Michael J. Corbett, President

Date          3/26/09

By (Signature and Title)*      /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date          3/26/09

* Print the name and title of each signing officer under his or her signature.